Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the year	$ (79,890,763)	$ (89,989,659)
Adjustments for:
Depreciation	940,208	880,396
Gain on sale of exploration and evaluation assets	(4,123,183)	(12,161)
Gain on lease derecognition		(2,027)
Loss from equity investment	795,995
Impairment of equity investment	1,000,237
Loss on disposal of property and equipment	5,928
Impairment of exploration and evaluation assets	8,000
Revaluation of secured notes	(33,599)
Foreign exchange loss on secured notes	43,299
Interest expense	27,119	15,988
Settlement of flow-through share premium	(22,932,528)	(17,165,846)
Share-based compensation	1,410,563	8,489,387
Realized losses on disposal of investments		4,675,084
Unrealized losses on investments	4,079,063	14,938,953
Total adjustments to reconcile profit (loss)	(98,669,661)	(78,169,885)
Change in non-cash working capital items:
(Increase) decrease in prepaid expenses and deposits	(97,103)	757,003
(Increase) decrease in other assets	(106,179)	38,008
(Increase) in sales taxes recoverable	(155,358)	(1,337,106)
(Increase) in interest receivable	(75,322)
(Decrease) increase in accounts payable and accrued liabilities	(170,689)	4,331,483
Net cash used in operating activities	(99,274,312)	(74,380,497)
Cash flows used in investing activities
Expenditures on claims staking and mineral license renewals	(16,565)	(16,294)
Purchases of exploration and evaluation assets	(208,034)	(200,000)
Transaction costs on sale of exploration and evaluation assets	(94,752)
Proceeds on sale of exploration and evaluation assets		12,161
Proceeds on disposal of investments		4,827,266
Proceeds on disposal of property and equipment	9,084
Purchases of property and equipment	(1,487,150)	(5,361,007)
Purchase of secured notes	(2,464,000)
Purchase of investments	(174,500)
Net cash used in investing activities	(4,435,917)	(737,874)
Cash flows from financing activities
Issuance of common shares in prospectus offering	78,986,588	52,549,677
Share issue costs	(3,517,377)	(3,333,880)
Stock options exercised	131,630	7,649,906
Warrants exercised		55,140
Lease payments	(171,076)	(121,775)
Net cash generated from financing activities	75,429,765	56,799,068
Net decrease in cash	(28,280,464)	(18,319,303)
Cash at beginning of year	82,165,273	100,484,576
Cash at end of year	$ 53,884,809	$ 82,165,273